Finance Costs - Schedule of Components of Finance Costs (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Finance costs -other than related parties
Interest on finance costs	$ 180,841	$ 152,659	$ 448,050	$ 469,140
Change in fair value of preferred stock warrant liability				5,284,494	$ 5,284,494	$ (420,245)
Discount on issue of Atalaya Note					632,595
Change in fair value of Atalaya Note			(725,362)		1,632,996
Change in fair value of SSCPN		5,704,739		5,284,494		9,312,177
Change in fair value of Notes						944,727
Change in fair value of derivative financial instrument	5,471,519	6,571,082	5,471,519		3,465,293	14,373,856
SSCPN issue expenses				1,564,210	1,564,210	961,628
Bank charges	5,100	4,990	18,705	28,920	33,933	85,434
Other borrowings cost	132,698	44,122	496,652	92,727	172,889	331,533
Total	4,050,856	8,392,470	6,127,161	13,628,832	13,898,735	27,570,752
Finance costs -to related parties
Interest on vehicle loans		12,426		38,203	38,203	64,844
Total		12,426		38,203	38,203	64,844
Interest on vehicle loans [Membe]
Finance costs -other than related parties
Interest on finance costs	68,032	97,341	230,116	288,279	392,933	620,211
Interest on finance leases [Member]
Finance costs -other than related parties
Interest on finance costs	180,841	152,659	448,050	469,140	625,523	844,424
Interest on subcontractor liability [Member]
Finance costs -other than related parties
Interest on finance costs	$ 23,098	$ 23,435	$ 69,586	$ 70,585	$ 93,869	$ 96,762